13002775

William Slattery, CFA
Vice President
Listing Qualifications

NASDAQ
THE NASDAQ OMX GROUP

Received SEC

JUL 11 2013

Washington, DC 20549

CERTNAS 001-35921

By Electronic Mail

July 11, 2013

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on July 9, 2013 The Nasdaq Stock Market (the "Exchange") received from Mirati Therapeutics, Inc. (the "Registrant") a copy of the Registrant's application on Form 10- 12(b) for the registration of the following security:

Common Stock, $0.001 par value

We further certify that the security described above has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 10- 12(b) and we hereby join in such request.

Sincerely,

William Slattery